Segment Information - Analysis of Carrying Amount of Non-Current Assets, Being Property, Plant and Equipment, Exploration and Evaluation Assets and Other Intangible Assets and Leasehold Land Prepayments Analysed by Geographical Area (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of geographical areas [line items]
Non current assets	₨ 1,107,662	$ 17,012	₨ 1,029,843
India [member]
Disclosure of geographical areas [line items]
Non current assets	1,041,095	15,990	996,738
South Africa [member]
Disclosure of geographical areas [line items]
Non current assets	37,079	569	20,898
NAMIBIA (member)
Disclosure of geographical areas [line items]
Non current assets	11,105	171	7,310
TAIWAN, PROVINCE OF CHINA
Disclosure of geographical areas [line items]
Non current assets	12,253	188
Others [member]
Disclosure of geographical areas [line items]
Non current assets	₨ 6,130	$ 94	₨ 1,897